Subsequent Events (Details) - USD ($)											3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 09, 2026	Apr. 01, 2026	Mar. 18, 2026	Mar. 06, 2026	Feb. 16, 2026	Feb. 04, 2026	Jan. 12, 2026	Jan. 01, 2026	May 19, 2025	Nov. 15, 2024	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 15, 2025	Jul. 11, 2025	Oct. 18, 2024	Feb. 14, 2023	Jan. 27, 2023	Jan. 20, 2023
Subsequent Events [Line Items]
Interest rate											15.00%
Aggregate amount (in Shares)					120,000
Exercise price per share (in Dollars per share)
Shares issued (in Shares)													3,170,912
Convertible notes payable (in Dollars)													$ 1,065,000
Shares issued for settlement (in Shares)													159,914
Accrued interest outstanding (in Dollars)													$ 47,263
Shares issued (in Shares)													175,577	10,267
Number of trading days													10 days
Percentage of volume weighted average price													90.00%
Forecast [Member]
Subsequent Events [Line Items]
Number of trading days		10 days
Discount rate		10.00%
Board of Directors [Member]
Subsequent Events [Line Items]
Aggregate amount (in Shares)													100,000
The 2026 Private Note Payable Warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock warrants (in Shares)	165,000
Common stock at a price (in Dollars per share)	$ 11.5
The 2026 Private Note Payable Warrant Right [Member] | Forecast [Member]
Subsequent Events [Line Items]
Per warrant (in Dollars per share)	$ 1
The 2026 Private Notes Payable [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)	$ 1,500,000
Interest rate	28.00%
Fixed Conversion Price [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price (in Dollars per share)																$ 0.75
Fixed Conversion Price [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price		1.25%
Floor Price [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price (in Dollars per share)		$ 0.15
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of trading days				10 days		10 days	10 days
Discount rate				10.00%		10.00%	10.00%
Salary and bonuses into promissory notes (in Dollars)											$ 3,446,454
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Aggregate amount (in Shares)			275,000
Subsequent Event [Member] | Fixed Conversion Price [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price (in Dollars per share)						$ 0.75	$ 0.75
Subsequent Event [Member] | Floor Price [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price (in Dollars per share)				$ 0.1		$ 0.2
White Lion [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)		$ 1,200,000
Cash (in Dollars)		$ 1,128,000
Debt interest bearing rate		5.00%
White Lion [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars)				$ 600,000		$ 600,000	$ 600,000
Cash (in Dollars)				$ 564,000		$ 564,000	$ 564,000
Maturity date							Jul. 11, 2027
Debt interest bearing rate				5.00%		5.00%	5.00%
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate amount (in Shares)			122,951		225,000
Vest aggregate amount (in Shares)			743,853		225,000
Exercise price per share (in Dollars per share)			$ 0.61
Options to purchase term			10 years
Shares issued (in Shares)								3,334
Convertible Notes Payable [Member]
Subsequent Events [Line Items]
Convertible notes payable (in Dollars)													$ 1,065,000
Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price		4.99%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price				4.99%		4.99%	4.99%
Median [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price							9.99%
Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price		9.99%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of volume weighted average price				9.99%		9.99%
Class A Common Stock [Member]
Subsequent Events [Line Items]
Common stock at a price (in Dollars per share)																		$ 11.5	$ 11.5	$ 11.5
Aggregate amount (in Shares)									7,500	450,000
Cash (in Dollars)																	$ 15,000
Conversion price (in Dollars per share)															$ 0.0001
Class A Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)		$ 0.15
Percentage of volume weighted average price		90.00%
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)				$ 0.1		$ 0.2	$ 0.25
Percentage of volume weighted lowest price (in Dollars per share)				$ 90			$ 90
Percentage of volume weighted average price						90.00%
Class A Common Stock [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Vest aggregate amount (in Shares)			245,902
Exercise price per share (in Dollars per share)			$ 0.61
Options to purchase term			10 years